Inventories (Tables)	12 Months Ended
Feb. 01, 2014
Inventories

	February 1, 2014	February 2, 2013
(in millions)
Raw materials	$41.8	$41.2
Finished goods	1,446.2	1,355.8

Total inventories	$1,488.0	$1,397.0

Inventory Reserves

	Balance at beginning of period	Charged to profit	Utilized(1)	Balance at end of period
(in millions)
Fiscal 2012	$27.8	$18.4	$(16.9)	$29.3
Fiscal 2013	29.3	23.6	(29.5)	23.4
Fiscal 2014	23.4	33.3	(40.4)	16.3

(1)	Including the impact of foreign exchange translation between opening and closing balance sheet dates.